Derivatives (Details) - USD ($)				12 Months Ended
	Nov. 30, 2025	Nov. 12, 2025	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	Apr. 13, 2023
Derivatives [Line Items]
Paid of total premium		$ 35,400,000
Changes in the fair value assets				$ 3,500,000
Number of shares authorised (in Shares)				11,047,587
Net proceeds				$ 351,347,000	$ 485,108,000	$ 9,494,000
Derivative liabilities				501,085,000	763,939,000
Changes in fair value derivative liabiility				42,600,000	55,700,000
Derivative liabilities associated with conversion features					85,800,000
Derivative liabilities conversion features					111,495,000
Class A Ordinary Shares [Member]
Derivatives [Line Items]
Strike price of options (in Dollars per share)	$ 17.77
Options cap price (in Dollars per share)	$ 27.88
Sale price		100.00%
Number of shares authorised (in Shares)								499,600,000,000
Net proceeds					335,100,000
Derivative liabilities conversion features					$ 1,000
Top of range [member]
Derivatives [Line Items]
Derivative liabilities associated with conversion features				111,000,000
Tether International Limited [Member] | Class A Ordinary Shares [Member]
Derivatives [Line Items]
Number of shares authorised (in Shares)			18,587,360		9,160,220
Warrants exercise price (in Dollars per share)			$ 10
Net proceeds			$ 100,000,000
Tether International Limited [Member] | Top of range [member] | Class A Ordinary Shares [Member]
Derivatives [Line Items]
Purchase of warrants (in Shares)			5,000,000
Warrants [member]
Derivatives [Line Items]
Derivative liabilities							$ 24,200,000
Warrants [member] | Class A Ordinary Shares [Member]
Derivatives [Line Items]
Number of shares authorised (in Shares)							5,186,627
Adjusted warrants exercise price (in Dollars per share)					$ 9.64
August 2024 convertible senior notes [Member]
Derivatives [Line Items]
Changes in fair value derivative liabiility				118,000,000	$ 202,600,000
November 2024 convertible senior notes [Member]
Derivatives [Line Items]
Changes in fair value derivative liabiility				287,100,000	$ 239,900,000
Derivative liabilities conversion features				86,400,000
November 2025 convertible senior notes [Member[
Derivatives [Line Items]
Changes in fair value derivative liabiility				4,000,000
June 2025 Convertible Senior Notes [Member]
Derivatives [Line Items]
Changes in fair value derivative liabiility				$ 6,800,000